UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22668

 NAME OF REGISTRANT:                     ETF Series Solutions



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Paul R. Fearday
                                         ETF Series Solutions
                                         615 East Michigan Street
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-5346

 DATE OF FISCAL YEAR END:                01/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


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

Volshares Large Cap ETF
--------------------------------------------------------------------------------------------------------------------------
 AMERICAN INTERNATIONAL GROUP, INC.                                                          Agenda Number:  934756214
--------------------------------------------------------------------------------------------------------------------------
        Security:  026874784
    Meeting Type:  Annual
    Meeting Date:  09-May-2018
          Ticker:  AIG
            ISIN:  US0268747849
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: W. DON CORNWELL                     Mgmt          No vote

1b.    Election of Director: BRIAN DUPERREAULT                   Mgmt          No vote

1c.    Election of Director: JOHN H. FITZPATRICK                 Mgmt          No vote

1d.    Election of Director: WILLIAM G. JURGENSEN                Mgmt          No vote

1e.    Election of Director: CHRISTOPHER S. LYNCH                Mgmt          No vote

1f.    Election of Director: HENRY S. MILLER                     Mgmt          No vote

1g.    Election of Director: LINDA A. MILLS                      Mgmt          No vote

1h.    Election of Director: SUZANNE NORA JOHNSON                Mgmt          No vote

1i.    Election of Director: RONALD A. RITTENMEYER               Mgmt          No vote

1j.    Election of Director: DOUGLAS M. STEENLAND                Mgmt          No vote

1k.    Election of Director: THERESA M. STONE                    Mgmt          No vote

2.     To vote, on a non-binding advisory basis,                 Mgmt          No vote
       to approve executive compensation.

3.     To act upon a proposal to ratify the                      Mgmt          No vote
       selection of PricewaterhouseCoopers LLP as
       AIG's independent registered public
       accounting firm for 2018.




--------------------------------------------------------------------------------------------------------------------------
 ANTHEM, INC.                                                                                Agenda Number:  934750464
--------------------------------------------------------------------------------------------------------------------------
        Security:  036752103
    Meeting Type:  Annual
    Meeting Date:  16-May-2018
          Ticker:  ANTM
            ISIN:  US0367521038
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Lewis Hay, III                      Mgmt          No vote

1b.    Election of Director: Julie A. Hill                       Mgmt          No vote

1c.    Election of Director: Antonio F. Neri                     Mgmt          No vote

1d.    Election of Director: Ramiro G. Peru                      Mgmt          No vote

2.     To ratify the appointment of Ernst & Young                Mgmt          No vote
       LLP as the independent registered public
       accounting firm for 2018.

3.     Advisory vote to approve the compensation                 Mgmt          No vote
       of our named executive officers.

4.     To approve proposed amendments to our                     Mgmt          No vote
       Articles of Incorporation to allow
       shareholders owning 20% or more of our
       common stock to call special meetings of
       shareholders.

5.     Shareholder proposal to allow shareholders                Shr           No vote
       owning 10% or more of our common stock to
       call special meetings of shareholders.




--------------------------------------------------------------------------------------------------------------------------
 DAVITA INC.                                                                                 Agenda Number:  934808328
--------------------------------------------------------------------------------------------------------------------------
        Security:  23918K108
    Meeting Type:  Annual
    Meeting Date:  18-Jun-2018
          Ticker:  DVA
            ISIN:  US23918K1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Pamela M. Arway                     Mgmt          No vote

1b.    Election of Director: Charles G. Berg                     Mgmt          No vote

1c.    Election of Director: Barbara J. Desoer                   Mgmt          No vote

1d.    Election of Director: Pascal Desroches                    Mgmt          No vote

1e.    Election of Director: Paul J. Diaz                        Mgmt          No vote

1f.    Election of Director: Peter T. Grauer                     Mgmt          No vote

1g.    Election of Director: John M. Nehra                       Mgmt          No vote

1h.    Election of Director: William L. Roper                    Mgmt          No vote

1i.    Election of Director: Kent J. Thiry                       Mgmt          No vote

1j.    Election of Director: Phyllis R. Yale                     Mgmt          No vote

2.     To ratify the appointment of KPMG LLP as                  Mgmt          No vote
       our independent registered public
       accounting firm for fiscal year 2018.

3.     To approve, on an advisory basis, the                     Mgmt          No vote
       compensation of our named executive
       officers.

4.     Stockholder proposal regarding revisions to               Shr           No vote
       the Company's proxy access bylaw, if
       properly presented at the meeting.




--------------------------------------------------------------------------------------------------------------------------
 DISCOVERY, INC.                                                                             Agenda Number:  934756822
--------------------------------------------------------------------------------------------------------------------------
        Security:  25470F104
    Meeting Type:  Annual
    Meeting Date:  10-May-2018
          Ticker:  DISCA
            ISIN:  US25470F1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert R. Beck                                            Mgmt          No vote
       Susan M. Swain                                            Mgmt          No vote
       J. David Wargo                                            Mgmt          No vote

2.     Ratification of the appointment of                        Mgmt          No vote
       PricewaterhouseCoopers LLP as Discovery,
       Inc.'s independent registered public
       accounting firm for the fiscal year ending
       December 31, 2018.

3.     To approve certain amendments to the                      Mgmt          No vote
       Discovery Communications, Inc. 2013
       Incentive Plan adopted by the Board of
       Directors on February 22, 2018.

4.     To vote on a stockholder proposal                         Shr           No vote
       requesting the Board of Directors to adopt
       a policy that the initial list of
       candidates from which new
       management-supported director nominees are
       chosen shall include qualified women and
       minority candidates.




--------------------------------------------------------------------------------------------------------------------------
 EQUINIX, INC.                                                                               Agenda Number:  934802516
--------------------------------------------------------------------------------------------------------------------------
        Security:  29444U700
    Meeting Type:  Annual
    Meeting Date:  07-Jun-2018
          Ticker:  EQIX
            ISIN:  US29444U7000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Thomas Bartlett                                           Mgmt          No vote
       Nanci Caldwell                                            Mgmt          No vote
       Gary Hromadko                                             Mgmt          No vote
       Scott Kriens                                              Mgmt          No vote
       William Luby                                              Mgmt          No vote
       Irving Lyons, III                                         Mgmt          No vote
       Christopher Paisley                                       Mgmt          No vote
       Peter Van Camp                                            Mgmt          No vote

2.     To approve by a non-binding advisory vote                 Mgmt          No vote
       the compensation of the Company's named
       executive officers.

3.     To ratify the appointment of                              Mgmt          No vote
       PricewaterhouseCoopers LLP as the Company's
       independent registered public accounting
       firm for the fiscal year ending December
       31, 2018.

4.     Stockholder proposal related proxy access                 Shr           No vote
       reform.




--------------------------------------------------------------------------------------------------------------------------
 FIRST AMERICAN FUNDS, INC.                                                                  Agenda Number:  934786611
--------------------------------------------------------------------------------------------------------------------------
        Security:  31846V336
    Meeting Type:  Special
    Meeting Date:  16-May-2018
          Ticker:  FGXXX
            ISIN:  US31846V3362
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       David K. Baumgardner                                      Mgmt          No vote
       Mark E. Gaumond                                           Mgmt          No vote
       Roger A. Gibson                                           Mgmt          No vote
       Victoria J. Herget                                        Mgmt          No vote
       Richard K. Riederer                                       Mgmt          No vote
       James M. Wade                                             Mgmt          No vote




--------------------------------------------------------------------------------------------------------------------------
 FISERV, INC.                                                                                Agenda Number:  934770137
--------------------------------------------------------------------------------------------------------------------------
        Security:  337738108
    Meeting Type:  Annual
    Meeting Date:  23-May-2018
          Ticker:  FISV
            ISIN:  US3377381088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Alison Davis                                              Mgmt          No vote
       Harry F. DiSimone                                         Mgmt          No vote
       John Y. Kim                                               Mgmt          No vote
       Dennis F. Lynch                                           Mgmt          No vote
       Denis J. O'Leary                                          Mgmt          No vote
       Glenn M. Renwick                                          Mgmt          No vote
       Kim M. Robak                                              Mgmt          No vote
       JD Sherman                                                Mgmt          No vote
       Doyle R. Simons                                           Mgmt          No vote
       Jeffery W. Yabuki                                         Mgmt          No vote

2.     To approve the material terms of the                      Mgmt          No vote
       performance goals under the Amended and
       Restated Fiserv, Inc. 2007 Omnibus
       Incentive Plan.

3.     To approve, on an advisory basis, the                     Mgmt          No vote
       compensation of the named executive
       officers of Fiserv, Inc.

4.     To ratify the appointment of Deloitte &                   Mgmt          No vote
       Touche LLP as the independent registered
       public accounting firm of Fiserv, Inc. for
       2018.

5.     A shareholder proposal requesting the board               Shr           No vote
       of directors to adopt a by-law to provide
       for executive pay confidential voting.




--------------------------------------------------------------------------------------------------------------------------
 FORTUNE BRANDS HOME & SECURITY, INC.                                                        Agenda Number:  934739939
--------------------------------------------------------------------------------------------------------------------------
        Security:  34964C106
    Meeting Type:  Annual
    Meeting Date:  01-May-2018
          Ticker:  FBHS
            ISIN:  US34964C1062
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Class I Director: Ann F.                      Mgmt          No vote
       Hackett

1b.    Election of Class I Director: John G.                     Mgmt          No vote
       Morikis

1c.    Election of Class I Director: Ronald V.                   Mgmt          No vote
       Waters, III

2.     Ratification of the appointment of                        Mgmt          No vote
       PricewaterhouseCoopers LLP as independent
       registered public accounting firm for 2018.

3.     Advisory vote to approve named executive                  Mgmt          No vote
       officer compensation.

4.     To approve, by non-binding advisory vote,                 Mgmt          No vote
       the frequency of the advisory vote on named
       executive officer compensation.




--------------------------------------------------------------------------------------------------------------------------
 HASBRO, INC.                                                                                Agenda Number:  934769932
--------------------------------------------------------------------------------------------------------------------------
        Security:  418056107
    Meeting Type:  Annual
    Meeting Date:  17-May-2018
          Ticker:  HAS
            ISIN:  US4180561072
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Kenneth A. Bronfin                  Mgmt          No vote

1b.    Election of Director: Michael R. Burns                    Mgmt          No vote

1c.    Election of Director: Hope F. Cochran                     Mgmt          No vote

1d.    Election of Director: Crispin H. Davis                    Mgmt          No vote

1e.    Election of Director: Lisa Gersh                          Mgmt          No vote

1f.    Election of Director: Brian D. Goldner                    Mgmt          No vote

1g.    Election of Director: Alan G. Hassenfeld                  Mgmt          No vote

1h.    Election of Director: Tracy A. Leinbach                   Mgmt          No vote

1i.    Election of Director: Edward M. Philip                    Mgmt          No vote

1j.    Election of Director: Richard S. Stoddart                 Mgmt          No vote

1k.    Election of Director: Mary Beth West                      Mgmt          No vote

1l.    Election of Director: Linda K. Zecher                     Mgmt          No vote

2.     The adoption, on an advisory basis, of a                  Mgmt          No vote
       resolution approving the compensation of
       the Named Executive Officers.

3.     Ratification of the selection of KPMG LLP                 Mgmt          No vote
       as Hasbro, Inc.'s independent registered
       public accounting firm for fiscal 2018.

4.     Shareholder Proposal-Proposed Amendments to               Shr           No vote
       the Company's Clawback Policy.




--------------------------------------------------------------------------------------------------------------------------
 PENTAIR PLC                                                                                 Agenda Number:  934748192
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7S00T104
    Meeting Type:  Annual
    Meeting Date:  08-May-2018
          Ticker:  PNR
            ISIN:  IE00BLS09M33
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Glynis A. Bryan (If                 Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has occurred)

1b.    Election of Director: Jacques Esculier (If                Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has occurred)

1c.    Election of Director: T. Michael Glenn (If                Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has occurred)

1d.    Election of Director: Theodore L. Harris                  Mgmt          No vote
       (If the Separation (as defined in the proxy
       statement) has occurred)

1e.    Election of Director: David A. Jones (If                  Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has occurred)

1f.    Election of Director: Matthew H. Peltz (If                Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has occurred)

1g.    Election of Director: Michael T. Speetzen                 Mgmt          No vote
       (If the Separation (as defined in the proxy
       statement) has occurred)

1h.    Election of Director: John L. Stauch (If                  Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has occurred)

1i.    Election of Director: Billie Ida Williamson               Mgmt          No vote
       (If the Separation (as defined in the proxy
       statement) has occurred)

2a.    Election of Director: Glynis A. Bryan (If                 Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has not occurred)

2b.    Election of Director: Jerry W. Burris (If                 Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has not occurred)

2c.    Election of Director: Jacques Esculier (If                Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has not occurred)

2d.    Election of Director: Edward P. Garden (If                Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has not occurred)

2e.    Election of Director: T. Michael Glenn (If                Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has not occurred)

2f.    Election of Director: David H. Y. Ho (If                  Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has not occurred)

2g.    Election of Director: Randall J. Hogan (If                Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has not occurred)

2h.    Election of Director: David A. Jones (If                  Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has not occurred)

2i.    Election of Director: Ronald L Merriman (If               Mgmt          No vote
       the Separation (as defined in the proxy
       statement) has not occurred)

2j.    Election of Director: William T. Monahan                  Mgmt          No vote
       (If the Separation (as defined in the proxy
       statement) has not occurred)

2k.    Election of Director: Billie Ida Williamson               Mgmt          No vote
       (If the Separation (as defined in the proxy
       statement) has not occurred)

3.     To approve, by non-binding advisory vote,                 Mgmt          No vote
       the compensation of the named executive
       officers.

4.     To ratify, by non-binding advisory vote,                  Mgmt          No vote
       the appointment of Deloitte & Touche LLP as
       the independent auditor of Pentair plc and
       to authorize, by binding vote, the Audit
       and Finance Committee of the Board of
       Directors to set the auditor's
       remuneration.

5.     To authorize the price range at which                     Mgmt          No vote
       Pentair plc can re-allot shares it holds as
       treasury shares under Irish law. (Special
       Resolution)

6.     To approve the reduction of the minimum                   Mgmt          No vote
       number of directors from nine to seven and
       the maximum number of directors from twelve
       to eleven.




--------------------------------------------------------------------------------------------------------------------------
 PEPSICO, INC.                                                                               Agenda Number:  934743041
--------------------------------------------------------------------------------------------------------------------------
        Security:  713448108
    Meeting Type:  Annual
    Meeting Date:  02-May-2018
          Ticker:  PEP
            ISIN:  US7134481081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Shona L. Brown                      Mgmt          No vote

1b.    Election of Director: George W. Buckley                   Mgmt          No vote

1c.    Election of Director: Cesar Conde                         Mgmt          No vote

1d.    Election of Director: Ian M. Cook                         Mgmt          No vote

1e.    Election of Director: Dina Dublon                         Mgmt          No vote

1f.    Election of Director: Richard W. Fisher                   Mgmt          No vote

1g.    Election of Director: William R. Johnson                  Mgmt          No vote

1h.    Election of Director: Indra K. Nooyi                      Mgmt          No vote

1i.    Election of Director: David C. Page                       Mgmt          No vote

1j.    Election of Director: Robert C. Pohlad                    Mgmt          No vote

1k.    Election of Director: Daniel Vasella                      Mgmt          No vote

1l.    Election of Director: Darren Walker                       Mgmt          No vote

1m.    Election of Director: Alberto Weisser                     Mgmt          No vote

2.     Ratification of the appointment of KPMG LLP               Mgmt          No vote
       as the Company's independent registered
       public accounting firm for fiscal year
       2018.

3.     Advisory approval of the Company's                        Mgmt          No vote
       executive compensation.

4.     Special shareowner meeting improvement.                   Shr           No vote




--------------------------------------------------------------------------------------------------------------------------
 THE COCA-COLA COMPANY                                                                       Agenda Number:  934735234
--------------------------------------------------------------------------------------------------------------------------
        Security:  191216100
    Meeting Type:  Annual
    Meeting Date:  25-Apr-2018
          Ticker:  KO
            ISIN:  US1912161007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A.    Election of Director: Herbert A. Allen                    Mgmt          No vote

1B.    Election of Director: Ronald W. Allen                     Mgmt          No vote

1C.    Election of Director: Marc Bolland                        Mgmt          No vote

1D.    Election of Director: Ana Botin                           Mgmt          No vote

1E.    Election of Director: Richard M. Daley                    Mgmt          No vote

1F.    Election of Director: Christopher C. Davis                Mgmt          No vote

1G.    Election of Director: Barry Diller                        Mgmt          No vote

1H.    Election of Director: Helene D. Gayle                     Mgmt          No vote

1I.    Election of Director: Alexis M. Herman                    Mgmt          No vote

1J.    Election of Director: Muhtar Kent                         Mgmt          No vote

1K.    Election of Director: Robert A. Kotick                    Mgmt          No vote

1L.    Election of Director: Maria Elena                         Mgmt          No vote
       Lagomasino

1M.    Election of Director: Sam Nunn                            Mgmt          No vote

1N.    Election of Director: James Quincey                       Mgmt          No vote

1O.    Election of Director: Caroline J. Tsay                    Mgmt          No vote

1P.    Election of Director: David B. Weinberg                   Mgmt          No vote

2.     Advisory vote to approve executive                        Mgmt          No vote
       compensation

3.     Ratification of the appointment of Ernst &                Mgmt          No vote
       Young LLP as Independent Auditors




--------------------------------------------------------------------------------------------------------------------------
 ULTA BEAUTY, INC.                                                                           Agenda Number:  934796737
--------------------------------------------------------------------------------------------------------------------------
        Security:  90384S303
    Meeting Type:  Annual
    Meeting Date:  06-Jun-2018
          Ticker:  ULTA
            ISIN:  US90384S3031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Robert F. DiRomualdo                                      Mgmt          No vote
       Catherine A. Halligan                                     Mgmt          No vote
       George R. Mrkonic                                         Mgmt          No vote
       Lorna E. Nagler                                           Mgmt          No vote
       Sally E. Blount                                           Mgmt          No vote

2.     To ratify the appointment of Ernst & Young                Mgmt          No vote
       LLP as our independent registered public
       accounting firm for our fiscal year 2018,
       ending February 2, 2019

3.     Advisory resolution to approve the                        Mgmt          No vote
       Company's executive compensation




--------------------------------------------------------------------------------------------------------------------------
 XL GROUP LTD                                                                                Agenda Number:  934822001
--------------------------------------------------------------------------------------------------------------------------
        Security:  G98294104
    Meeting Type:  Special
    Meeting Date:  06-Jun-2018
          Ticker:  XL
            ISIN:  BMG982941046
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Agreement and Plan of                      Mgmt          No vote
       Merger, by and among XL Group Ltd, AXA SA
       and Camelot Holdings Ltd., the statutory
       merger agreement required in accordance
       with Section 105 of the Bermuda Companies
       Act 1981, as amended, and the merger of
       Camelot Holdings Ltd. with and into XL
       Group Ltd (the "merger").

2.     On an advisory (non-binding) basis, to                    Mgmt          No vote
       approve the compensation that may be paid
       or become payable to XL's named executive
       officers in connection with the merger.

3.     To approve an adjournment of the special                  Mgmt          No vote
       general meeting, if necessary or
       appropriate, to solicit additional proxies,
       in the event that there are insufficient
       votes to approve Proposal 1 at the special
       general meeting.



* Management position unknown

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

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         ETF Series Solutions
By (Signature)       /s/ Paul R. Fearday
Name                 Paul R. Fearday
Title                President
Date                 08/17/2018